OTHER (INCOME) EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Line Items]
Interest income	$ (369)	$ (430)	$ (321)
Equity income of affiliated companies	(44)	(47)	(82)
Gain on Resideo indemnification and reimbursement agreement termination	(802)	0	0
Loss (gain) on sale of non-strategic businesses and assets	31	1	(5)
Foreign exchange (income) loss	(48)	45	(1)
Divestiture-related costs	415	0	0
Acquisition-related costs	43	44	7
Expense (benefit) related to Russia-Ukraine conflict	0	17	(3)
Net expense related to the NARCO Buyout and HWI Sale	0	0	11
Other, net	(4)	64	28
Total Other (income) expense	(1,247)	(843)	(830)
Pension ongoing income—non-service
Other Income and Expenses [Line Items]
Ongoing income - non-service	(454)	(526)	(435)
Other postretirement income—non-service
Other Income and Expenses [Line Items]
Ongoing income - non-service	$ (15)	$ (11)	$ (29)